Loans to Third Parties	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Loans to Third Parties

NOTE 5. LOANS TO THIRD PARTIES

The Company lends their own funds to eligible third parties occasionally and receives interest income to better utilize the Company’s cash.

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2018	As of December 31, 2017

Direct loans to third parties	$12,000,000	$4,960,818
Entrusted loans to third parties	34,969,111	36,729,822
Impairment on uncollectable loans	(7,119,594)	-
Total loans to third parties	$39,849,517	$41,690,640

Direct loans

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
B	$4,000,000	5%	August 6, 2019
C	5,000,000	15%	January 28, 2019
D	3,000,000	5%	July 6, 2019

Total	$12,000,000

The detailed direct loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,060,818	14%	March 26, 2018
B	1,900,000	8%	February 10, 2018
Total	$4,960,818

Management assessed the collectability of loans to third parties and determined that an impairment of $1,000,000 was required as of December 31, 2018. The interest income from such direct loans was $1,133,407, $1,865,426 and $2,369,943 for the years ended December 31, 2018, 2017 and 2016, respectively.

Entrusted loans

The Company also deposits (“entrust”) its funds in trust accounts with certain bank lenders, who will, in turn, make loans to borrowers.

The balance of entrusted loans as of December 31, 2018 was $34,996,111 to four borrowers. The detailed entrusted loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
E	$2,914,093	16%	October 23, 2018
E	5,828,185	16%	December 26, 2018
F	4,371,139	16%	May 30, 2019
F	5,099,662	16%	July 27, 2019
G	7,285,231	16%	June 5, 2019
G	5,828,185	16%	July 9, 2019
H	3,642,616	16%	September 7, 2019
Total	$34,969,111

The balance of entrusted loans as of December 31, 2017 was $36,729,822 to four borrowers. The detailed entrusted loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$6,121,637	16%	April 14, 2018
A	7,652,046	16%	June 8, 2018
C	6,886,842	16%	July 20, 2018
D	6,886,842	16%	September 8, 2018
E	9,182,455	16%	October 23, 2018
Total	$36,729,822

$2,914,093 of the entrusted loan balance as of December 31, 2018 due from borrower E was due in Oct 23, 2018 and $5,828,185 of entrusted loan balance as of December 31, 2018 due from borrower E was due in Dec 26, 2018, was not collected subsequently. Management assessed the collectability of these entrusted loans and determined that an impairment of $6,119,594 was required as of December 31, 2018.

The interest income from such entrusted loans was $5,109,237, $2,205,173 and $424,192 for the years ended December 31, 2018, 2017 and 2016.